Dividends - Narrative (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Feb. 05, 2026 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share) | $ / shares	$ 0.372
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 2,110